NATURE OF BUSINESS	9 Months Ended
Jun. 30, 2012
NATURE OF OPERATIONS [Abstract]
NATURE OF OPERATIONS

NOTE 1 - NATURE OF BUSINESS

Headquartered just outside of Washington, D.C., we manufacture high performance unified data storage appliances with enterprise storage management capabilities. Through thin provisioning, target deduplication and inline compression managed through IceWEB's proprietary IceSTORM™ Operating System, IceWEB's unified storage appliances enable standardization, consolidation and optimized storage utilization for virtual and cloud environments, saving up to 90% of storage costs, while reducing space, power and cooling requirements and simplifying storage management. Our customer base includes mid-sized businesses, large enterprises, and government organizations.

Major shifts in data center environments toward virtual and cloud based infrastructures have significantly increased the need for storage resources that can handle the complex and mixed systems that combine both file and block data. Unified Data Storage from IceWEB reduces this complexity by providing a simplified environment to enable virtualization and cloud computing deployments, protection, and cost savings. Unified Data Storage also provides cost savings through optimized storage utilization, made possible through IceWEB's thin provisioning, storage pooling, compression and deduplication.

We generate revenue from the manufacture and sale of high-performance unified data storage appliances with IceWEB's proprietary IceSTORMTM (STorage Optimization and Resource Management) Operating System.